Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Vessels, Port Terminals, Tanker Vessels, Barges, Push boats and other fixed assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$1,841,140	$(447,688)	$1,393,452
Additions	60,115	(73,847)	(13,732)
Transfers	29,695	—	29,695
Balance December 31, 2016	1,930,950	(521,535)	1,409,415
Additions	—	(73,017)	(73,017)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(11,828)	—	(11,828)
Balance December 31, 2017	1,814,965	(536,518)	1,278,447
Additions	398	(66,405)	(66,007)
Vessel impairment	(411,265)	212,399	(198,866)
Disposals	(101,717)	—	(101,717)
Vessel acquisition	22,385	(458)	21,927
Balance December 31, 2018	$1,324,766	$(390,982)	$933,784

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$108,686	$(23,898)	$84,788
Additions	2,051	(3,493)	(1,442)
Transfers	(1,513)	—	(1,513)
Balance December 31, 2016	109,224	(27,391)	81,833
Additions	5,060	(5,237)	(177)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	251,641	(32,628)	219,013
Additions	2,530	(7,284)	(4,754)
Transfers from oil storage plant and port facilities for liquid cargoes	(629)	—	(629)
Transfers to other long-term assets	(26)	—	(26)
Disposals	(156)	137	(19)
Balance December 31, 2018	$253,360	$(39,775)	$213,585

Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$470,944	$(131,144)	$339,800
Additions	738	(18,894)	(18,156)
Transfers	3,696	—	3,696
Balance December 31, 2016	475,378	(150,038)	325,340
Additions	5,531	(17,603)	(12,072)
Disposals	(3,585)	3,585	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Balance December 31, 2017	472,081	(164,056)	308,025
Additions	3,581	(18,528)	(14,947)
Transfers	629	—	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	—	49,421
Balance December 31, 2018	$525,712	$(182,584)	$343,128

Containerships (Navios Containers)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$—	$—	$—
Vessels upon obtaining control	376,133	(882)	375,251
Vessel acquisition	24,763	(35)	24,728
Balance December 31, 2018	$400,896	$(917)	$399,979

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$13,869	$(7,948)	$5,921
Additions	2,250	(1,475)	775
Transfers	(2,183)	—	(2,183)
Balance December 31, 2016	13,936	(9,423)	4,513
Additions	531	(1,257)	(726)
Disposals	(75)	28	(47)
Write offs	(32)	32	—
Balance December 31, 2017	14,360	(10,620)	3,740
Additions	5,845	(1,572)	4,273
Write offs	(329)	295	(34)
Balance December 31, 2018	$19,876	$(11,897)	$7,979

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$2,434,639	$(610,678)	$1,823,961
Additions	65,154	(97,709)	(32,555)
Transfers	29,695	—	29,695
Balance December 31, 2016	2,529,488	(708,387)	1,821,101
Additions	11,122	(97,114)	(85,992)
Impairment losses	(104,157)	58,034	(46,123)
Disposals	(15,488)	3,613	(11,875)
Write offs	(32)	32	—
Revaluation of vessels due to termination of capital lease obligation	(5,243)	—	(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets	137,357	—	137,357
Balance December 31, 2017	2,553,047	(743,822)	1,809,225
Vessels upon obtaining control	376,133	(882)	375,251
Additions	12,354	(93,789)	(81,435)
Vessel acquisition	47,148	(493)	46,655
Vessel impairment	(411,265)	212,399	(198,866)
Vessel disposals	(101,717)	—	(101,717)
Disposals	(156)	137	(19)
Write offs	(329)	295	(34)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	—	49,421
Transfers to other long-term assets	(26)	—	(26)
Balance December 31, 2018	$2,524,610	$(626,155)	$1,898,455